Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:
	June 30, 2026	December 31, 2025
Cost:
Beginning balance:	65,033	120,543
- Additions	56,236	618
- Disposals	-	(36,250)
- Transfer to “Vessels held for sale”	(17,993)	(19,878)
Ending balance:	103,276	65,033

Accumulated depreciation:
Beginning balance:	(6,206)	(9,954)
- Depreciation for the period	(2,371)	(6,373)
- Disposals	-	6,248
- Transfer to “Vessels held for sale”	3,018	3,873
Ending balance:	(5,559)	(6,206)

Net book value	97,717	58,827